Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis [Table Text Block]
Assets measured at fair value on a recurring basis are presented below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
March 31, 2018:
Assets - cash equivalents	$1,205.3	$1,205.3	$—	$—
Other assets (Egyptian Pounds)	2.1	2.1	—	—
Other assets (Angolan Kwanza)	3.4	3.4	—	—

December 31, 2017:
Assets - cash equivalents	$1,332.1	$1,332.1	$—	$—
Other assets (Egyptian Pounds)	2.2	2.2	—	—
Other assets (Angolan Kwanza)	4.3	4.3	—	—

Fair Value, Concentration of Risk [Table Text Block]
Revenue and receivables from transactions with external customers that amount to 10% or more of revenue during the three months ended March 31 are set forth below:

Percentage of revenue from major customers:

		Three months ended March 31,
Customer	Segment	2018	2017
Saudi Aramco	Jack-ups	35%	25%
Anadarko	Deepwater	24%	13%
ARO Drilling (1)	Jack-ups and Unallocated and other	11%	—%
Lundin	Jack-ups	10%	7%
Repsol	Jack-ups	1%	15%
Cobalt International	Deepwater	—%	15%

(1) Includes Secondment and Transition Services revenue received from ARO (see Note 3).
Percentage of receivables from major customers:

Customer	Segment	March 31, 2018	December 31, 2017
Saudi Aramco	Jack-ups	41%	34%
Anadarko	Deepwater	19%	19%
ARO Drilling (1)	Jack-ups and Unallocated and other	13%	9%
Lundin	Jack-ups	8%	7%
Repsol	Jack-ups	3%	5%
Cobalt International	Deepwater	—%	—%

(1) Includes receivables related to the services provided to ARO (see Note 3).